Property and Equipment - Additional Information (Detail) CAD in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($) Extension	Mar. 31, 2014 CAD Extension
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 12,185	$ 16,619	$ 25,875
Depreciation expense included in cost of sales	$ 4,107	$ 5,353	9,518
Proceeds from sale of global headquarters building			$ 76,216
Lease agreement term			20 years	20 years
Number of extension options | Extension			4	4
Period of extension, under lease agreement			5 years	5 years
Annual initial base rent | CAD				CAD 5,945
Gains on sale of global headquarters building | CAD				CAD 15,000
Interest rate on capital lease obligation			6.60%	6.60%
Sale-leaseback Transaction [Member]
Property, Plant and Equipment [Line Items]
Escalation of initial base rent			8.00%	8.00%
Escalation period of lease			5 years	5 years